Cover Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	Central Pacific Financial Corp
Entity Incorporation, State or Country Code	HI
Entity File Number	001-31567
Entity Tax Identification Number	99-0212597
Entity Address, Address Line One	220 South King Street
Entity Address, City or Town	Honolulu
Entity Address, State or Province	HI
Entity Address, Postal Zip Code	96813
City Area Code	808
Local Phone Number	544-0500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, No Par Value
Trading Symbol	CPF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000701347
Amendment Flag	false